CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Property and equipment, net
Purchase of property and equipment	$ 6,163,284	$ 72,631,938	$ 5,164,709
Building
Property and equipment, net
Purchase of property and equipment	$ 922,713	$ 62,474,175	$ 0